Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2024
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

18)    Restatement of Previously Issued Financial Statements

The Company identified certain errors related to the omission of the accretion of the Company’s Series A convertible preferred stock (the “Preferred Stock”) to its redemption value that was recognized during the three months ended September 30, 2023, from the calculation of net loss per share, which resulted in the following misstatements in the financial statements as of and for the three and nine months ended September 30, 2023:

●	Omission of the Preferred Stock accretion in the calculation of net income attributable to common stockholders as presented on the condensed consolidated statements of operations for the three and nine months ended September 30, 2023, and a resulting error in the calculation of basic and diluted earnings per share.

The Company’s prior accounting for the Preferred Stock accretion did not have any effect on the Company’s previously reported cash flows or cash.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

For the three months ended, September 30, 2023:

CONDENSED CONSOLIDATED	September 30,		September 30,
STATEMENTS OF OPERATIONS	2023		2023
	As Reported	Adjustment	As Restated
Accretion of Series A convertible preferred stock to redemption value	$—	$(1,153,846)	$(1,153,846)
Net loss attributable to common stockholders	(4,888,740)	(1,153,846)	(6,042,586)
Net loss per share, basic and diluted	$(2.31)	$(0.54)	$(2.85)

For the nine months ended, September 30, 2023:

CONDENSED CONSOLIDATED	September 30,		September 30,
STATEMENTS OF OPERATIONS	2023		2023
	As Reported	Adjustment	As Restated
Accretion of Series A convertible preferred stock to redemption value	$—	$(1,153,846)	$(1,153,846)
Net loss attributable to common stockholders	(8,820,570)	(1,153,846)	(9,974,416)
Net loss per share, basic and diluted	$(4.18)	$(0.55)	$(4.73)

CONDENSED CONSOLIDATED	September 30,		September 30,
STATEMENTS OF CASH FLOWS	2023		2023
	As Reported	Adjustment	As Restated
Supplemental disclosure of cash flows information
Accretion of Series A convertible preferred stock to redemption value	$1,250,000	$(96,154)	$1,153,846